Disclosures about major customers and credit risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue			3.00%
Largest customers
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	23.00%
Customer one
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	10.00%	10.00%	8.00%
Customer two
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	7.00%	6.00%	5.00%
Customer three
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	6.00%	5.00%